Taxes to Recover - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 1,889,695	R$ 1,386,879
Current	1,122,335	639,699
Non-current	767,360	747,180
ICMS [member]
Summary of recoverable taxes [line items]
Recoverable taxes	914,066	710,669
Provision for icms losses [member]
Summary of recoverable taxes [line items]
Recoverable taxes	(41,396)	(99,187)
PIS and COFINS [member]
Summary of recoverable taxes [line items]
Recoverable taxes	930,570	720,731
Value Added Tax [member]
Summary of recoverable taxes [line items]
Recoverable taxes	29,707	31,678
Others [member]
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 56,748	R$ 22,988